EQUITY (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	264,495	262,917	259,581
Shares issued in private placements during the year	22,014		2,976
Shares issued in exercise of stock options during the year	1,107	1,578	360
Outstanding at the end of the year	287,616	264,495	262,917
Authorized	750,000	750,000	750,000